Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

10.    FAIR VALUE MEASUREMENTS

The following tables present the fair value of the Company’s financial instruments that are measured or disclosed at fair value on a recurring basis (in thousands):

	Fair Value Measurements as of September 30, 2022
	Level 1	Level 2	Level 3
Assets:
Cash equivalents	$166	$—	$—
Total	$166	$—	$—
	Fair Value Measurements as of December 31, 2021
	Level 1	Level 2	Level 3
Assets:
Cash equivalents	$4,863	$—	$—
Liabilities:
Derivative liability	—	—	(3,488)
Total	$4,863	$—	$(3,488)

The fair values of the derivative liabilities were determined based on significant inputs not observable in the market, which represent Level 3 measurements within the fair value hierarchy.

Series C Warrants (April 2013 and November 2013)

The Company revalued the Series C warrants as of September 30, 2021, resulting in a change in fair value of $1.8 million and $2.7 million during the three and nine months ended September 30, 2021, respectively. This change in fair value was recorded as a component of other income (expense), net, in the accompanying condensed consolidated statements of operations and comprehensive loss.

The Company determined the fair value of the April 2013 Series C redeemable convertible preferred stock warrants using the Black-Scholes option-pricing model using the following assumptions:

September 30, 2021
Expected dividend rate	0%
Risk-free interest rate	0.26%
Expected volatility	44%
Expected term (in years)	1.89

Upon exercise in December 2021, the warrants were recorded as Series C Preferred Stock at their fair value of $5.8 million upon net share settlement.

Common Stock Warrants (SVB March 2021 Note and SCI June 2021 Note)

The Company issued common stock warrants in connection with the SVB March 2021 Note and SCI June 2021 Note (See Note 8 for additional information). The SVB March 2021 Note and SCI June 2021 Note warrants were recorded based on the allocation of its relative fair value of the debt proceeds of $2.3 million and $1.5 million, respectively. The warrants were classified as equity instruments at inception with a corresponding discount recorded at issuance against the outstanding notes in connection with the SVB March 2021 Note or as an asset in connection with the SCI June 2021 Note. The common stock warrants are not subject to remeasurement at each subsequent balance sheet date due to their classification as equity instruments as they are considered indexed to the Company’s stock. The SVB March 2021 Note warrants expire in March 2031 and the SCI June 2021 Note warrants expire in June 2031.

The Company determined the fair value of the SVB March 2021 Note and SCI June 2021 Note common stock warrants at issuance using the Black-Scholes option-pricing model using the following assumptions, respectively:

SVB March 2021 Note Common Stock Warrants
Expected dividend rate	0%
Risk-free interest rate	1.74%
Expected volatility	47%
Expected term (in years)	10.00

SCI June 2021 Note Common Stock Warrants
Expected dividend rate	0%
Risk-free interest rate	1.51%
Expected volatility	47%
Expected term (in years)	10.00

Upon the Closing of the Business Combination, all outstanding warrants associated with the SVB March 2021 Note and SCI June 2021 Note were exercised, leading to a net issuance of 673,416 shares of Class A Common Stock.

Public and Private Common Stock Warrants

The Public Warrants and Private Warrants were issued prior to the Business Combination by ATSP. The Public Warrants and Private Warrants initially differed in classification, as the Public Warrants were considered equity instruments indexed to ATSP’s stock, while the Private Warrants were considered liability instruments. However, upon the Closing of the Business Combination, the Company modified its Private Warrants to be identical to its Public Warrants. At the time of conversion from a liability instrument to an equity instrument, the fair value of the Private Warrants was $0.1 million.

Following the Business Combination and as of September 30, 2022, both warrants are classified as equity instruments, as they are indexed to the Company’s stock. The common stock warrants are not subject to remeasurement at each subsequent balance sheet date due to their classification as equity instruments. Refer to Note 3 and Note 8 for further information on the Public Warrants and Private Warrants. The fair value of the Public Warrants and Private Warrants are measured using quoted market prices.

Derivative Liability (SNAP June 2020 Note)

To determine the fair value of the embedded derivative associated with the SNAP June 2020 Note, the Company utilized the income approach model using the With and Without method. Using the With and Without method, the Company modeled expected cash flows to the noteholder under Next Equity Financing, Change in Control, SPAC/Private Investment in Public Equity, and IPO scenarios. The value of the embedded derivative was determined as the differential value from the perspective of the With and Without Method. The Company utilized the following assumptions at the valuation date:

December 31, 2021
Probability of Next Equity Financing	3%
Probability of SPAC/PIPE	95%
Probability of IPO	2%
100%
Weighted average term (years)	0.27
Weighted average discount rate	25.00%

The significant unobservable inputs used in the fair value measurement of the derivative liability are the remaining expected term, the discount rate, and the probability of financing for each scenario. Significant increases (decreases) in the term would result in significantly lower (higher) fair value measurements. Significant increases (decreases) in the discount rate would result in significantly lower (higher) fair value measurements.

On April 26, 2022, the Closing of the Business Combination, the embedded derivative was valued at fair value which was equivalent to its intrinsic value. The embedded derivative had a fair value of $4.1 million. As the Closing of the Business Combination triggered the Conversion Feature contained within the SNAP June 2020 Note, therefore converting the note’s principal to equity, the embedded derivative associated with the note was extinguished. The Company recorded the remeasurement of derivative liabilities in other income (expense), net on the condensed consolidated statements of operations and comprehensive loss. The fair value of the embedded derivative was recorded as additional paid-in capital upon extinguishment on the condensed consolidated balance sheet.

The following table summarizes the fair value remeasurement of the embedded derivative for the three and nine months ended September 30, 2022 and 2021 (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
Remeasurement of conversion feature – loss	$—	$(640)	$(606)	$(1,090)

The following tables set forth a summary of changes in fair value of the Company’s derivative liability and warrant liability for which fair value was determined by Level 3 inputs (in thousands):

	Derivative Liability	Warrant Liability
Balance as of December 31, 2020	$2,380	$2,004
Change in fair value	1,090	2,701
Balance as of September 30, 2021	$3,470	$4,705
	Derivative Liability	Warrant Liability
Balance as of December 31, 2021	$3,488	$—
Change in fair value	606	—
Extinguishment of embedded derivative upon conversion of convertible note	(4,094)	—
Balance as of September 30, 2022	$—	$—

There were no transfers of financial instruments between the three levels of the fair value hierarchy during the nine months ended September 30, 2022. The Company had no other financial assets or liabilities that were required to be measured at fair value on a recurring basis.

9.      FAIR VALUE MEASUREMENTS

The following tables present the fair value of the Company’s financial instruments that are measured or disclosed at fair value on a recurring basis:

	Fair Value Measurements as of December 31, 2021
	Level 1	Level 2	Level 3
Assets:
Cash equivalents	$4,863	$—	$—
Liabilities:
Derivative liability	—	—	(3,488)
Warrant liability	—	—	—
Total	$4,863	$—	$(3,488)
	Fair Value Measurements as of December 31, 2020
	Level 1	Level 2	Level 3
Assets:
Cash equivalents	$35,856	$—	$—
Liabilities:
Derivative liability	—	—	(2,380)
Warrant liability	—	—	(2,004)
Total	$35,856	$—	$(4,384)

The fair values of the warrants were determined based on significant inputs not observable in the market, which represent Level 3 measurements within the fair value hierarchy.

In order to determine the fair value of the warrants, the Company utilized a Black-Scholes option-pricing model. Estimates and assumptions impacting the fair value measurement include the fair value of the underlying shares, the remaining contractual or expected term of the warrants, risk-free interest rate, expected dividend yield and expected volatility of the price of the underlying stock on an as-converted basis.

The Company considered the probability of a deemed liquidation event in determining the remaining expected term of the warrants, which was used as an input to the model. The Company lacks Company-specific historical and implied volatility information of its stock since there is currently no market. Therefore, it estimated its expected stock volatility based on the historical volatility of publicly traded guideline companies for a term equal to the remaining contractual or expected term of the warrants. The risk-free interest rate was determined by reference to the U.S. Treasury yield curve for time periods approximately equal to the remaining contractual or expected term of the warrants. The Company estimated no expected dividend yield based on the fact that the Company has never paid or declared dividends and does not intend to do so in the foreseeable future.

Series B Warrants (September 2010 and March 2011)

The Company revalued its Series B Warrants as of its exercise date in November 2020, resulting in an increase in fair value of approximately $269, which was recorded as a component of other expense, net, in the accompanying consolidated statements of operations and comprehensive loss, with a corresponding increase to the warrant liability on the consolidated balance sheets.

The Company determined the fair value per share of the underlying Series B Preferred Stock by taking into consideration the most recent sales of its Preferred Stock, results obtained from third party valuations and additional factors that are deemed relevant. As a private company, specific historical and implied volatility information of its stock is not available. Therefore, the Company estimates its expected stock price volatility based on the historical volatility of publicly traded peer companies for a term equal to the expected term of the Series B Warrants. This risk-free interest rate is determined by reference to the U.S. Treasury yield curve for time periods approximately equal to the expected term of the Series B Warrants. The Company estimated a 0% expected dividend yield based on the fact that the Company has never paid or declared dividends and does not intend to do so in the foreseeable future. In November 2020, the Series B Warrants were exercised in full resulting in the issuance of 101,574 Series B Preferred Stock at $1.97 per share in exchange for $200 and a decrease in the corresponding warrant liability of $1,931 representing its intrinsic value on the date of exercise. Therefore, the warrants were not subsequently revalued as of December 31, 2021 or 2020.

Series C Warrants (April 2013 and November 2013)

The Company revalued its Series C Warrants as of December 31, 2020 resulting in an increase in fair value of approximately $318, which was recorded as a component of other expense, net, in the accompanying consolidated statements of operations and comprehensive loss, with a corresponding increase to the warrant liability on the consolidated balance sheet.

In December 2021, Series C Warrants were fully exercised. Immediately prior to their exercise, the Company revalued the warrants to their intrinsic value, resulting in a change in fair value of $3,812. This change in fair value was recorded as a component of other expense, net, in the accompanying consolidated statements of operations and comprehensive loss. The warrants were recorded as Series C Preferred Stock at their fair value of $5,816 upon net share settlement.

The aggregate fair value of the Series C Warrants as of December 31, 2021 and 2020 was approximately $0 and $2,004, respectively.

The Company determined the fair value of the April 2013 Series C Warrants using the Black-Scholes option-pricing model using the following assumptions:

December 31, 2020
Expected dividend rate	0%
Risk-free interest rate	0.14%
Expected volatility	48%
Expected term (in years)	2.16

The Company determined the fair value of the November 2013 Series C Warrants using the Black-Scholes option-pricing model and the following assumptions:

December 31, 2020
Expected dividend rate	0%
Risk-free interest rate	0.16%
Expected volatility	47%
Expected term (in years)	2.87

Common Stock Warrants (SVB March 2021 Note and SCI June 2021 Note)

The Company issued common stock warrants in connection with the SVB March 2021 Note and SCI June 2021 Note (See Note 8 for additional information). The SVB March 2021 Note and SCI June 2021 Note warrants were recorded based on the allocation of its relative fair of the debt proceeds of $2,316 and $1,527, respectively. The warrants were classified as equity instruments at inception with a corresponding discount recorded at issuance against the outstanding notes in connection with the SVB March 2021 Note or as an asset in connection with the SCI June 2021 Note. The common stock warrants are not subject to remeasurement at each subsequent balance sheet date due to their classification as equity instruments as they are considered indexed to the Company’s stock. As of December 31, 2021, none of these warrants have been exercised. The SVB March 2021 Note warrants expire in March 2031 and the SCI June 2021 Note warrants expire in June 2031.

The Company determined the fair value of the SVB March 2021 Note and SCI June 2021 Note common stock warrants at issuance using the Black-Scholes option-pricing model using the following assumptions, respectively:

SVB March 2021 Note Common Stock Warrants
Expected dividend rate	0%
Risk-free interest rate	1.74%
Expected volatility	47%
Expected term (in years)	10.00
SCI June 2021 Note Common Stock Warrants
Expected dividend rate	0%
Risk-free interest rate	1.51%
Expected volatility	47%
Expected term (in years)	10.00

Derivative Liability (SNAP June 2020 Note)

To determine the fair value of the embedded derivative associated with the SNAP June 2020 Note, the Company utilized the income approach model using the With and Without method. Using the With and Without method, the Company modeled expected cash flows to the noteholder under Next Equity Financing, Change in Control, SPAC/Private Investment in Public Equity, and IPO scenarios. The value of the Embedded Derivatives was determined as the differential value from the perspective of the With and Without Method. The Company utilized the following assumptions at the valuation date:

	December 31, 2021	December 31, 2020
Probability of Next Equity Financing	3%	65%
Probability of SPAC/PIPE	95%	33%
Probability of IPO	2%	2%
	100%	100%
Weighted average term (years)	0.27	0.26
Weighted average discount rate	25.00%	8.63%

The significant unobservable inputs used in the fair value measurement of the derivative liability are the remaining expected term, the discount rate, and the probability of financing for each scenario. Significant increases (decreases) in the term would result in significantly lower (higher) fair value measurements. Significant increases (decreases) in the discount rate would result in significantly lower (higher) fair value measurements.

The following table sets forth a summary of changes in fair value of the Company’s derivative liability and warrant liability for which fair value was determined by Level 3 inputs:

	Derivative Liability	Warrant Liability
Balance as of January 1, 2020	$—	$3,348
Initial fair value of derivative liability	6,481	—
Extinguishment of derivative liability	(5,360)	—
Exercise of warrants	—	(1,931)
Change in fair value	1,259	587
Balance as of December 31, 2020	2,380	2,004
Change in fair value	1,108	3,812
Exercise of warrants	—	(5,816)
Balance as of December 31, 2021	$3,488	$—

There were no transfers of financial instruments between the three levels of the fair value hierarchy for the years ended December 31, 2021 and 2020. The Company had no other financial assets or liabilities that were required to be measured at fair value on a recurring basis.